LEASES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Leases
Summary of lease assets and liabilities and lease costs

	June 30, 2024	September 30, 2023
Assets:
Operating lease right-of-use assets	$11,787,983	$5,249,417
Liabilities:
Operating lease liabilities, current	(2,226,906)	(2,134,494)
Operating lease liabilities, noncurrent	(12,338,011)	(3,566,922)
Total lease liabilities	$(14,564,917)	$(5,701,416)
Weighted average remaining lease terms:
Operating leases (in years)	5.23	3.98
Weighted average discount rate:
Operating leases	28%	28%

For the three and nine months ended June 30, 2024, we recognized impairment of right-of-use assets in the amount of $30 thousand and $3.2 million, respectively (none during the three and nine months ended June 30, 2023).

	For the three months ended June 30,		For the nine months ended June 30,
	2024	2023	2024	2023
Operating lease costs:
Fixed lease cost	$1,355,952	$330,175	$4,292,916	$887,294
Variable and short-term lease cost	100,210	85,298	350,533	147,120
Sublease income	(150,413)	(108,127)	(462,363)	(201,875)
Total operating lease costs	$1,305,749	$307,346	$4,181,086	$832,539

	September 30, 2023	September 30, 2022
Assets:
Operating lease right-of-use assets	$5,249,417	$4,597,052
Liabilities:
Operating lease liabilities, current	(2,134,494)	(1,428,474)
Operating lease liabilities, non-current	(3,566,922)	(3,359,354)
Total lease liabilities	$(5,701,416)	$(4,787,828)
Weighted average remaining lease terms:
Operating leases	3.98 years	2.63 years
Weighted average discount rate:
Operating leases	28%	28%
Cash paid for amounts included in the measurement of lease liabilities for the fiscal year ended September 30, 2023, and 2022	$3,168,567	$1,751,680

	For the fiscal year ended September 30,
	2023	2022
Operating lease costs:
Fixed lease cost	$3,318,326	$1,718,424
Variable lease cost	250,499	496,914
Short-term lease cost	-	164,690
Sublease income	(362,126)	(293,511)
Total operating lease costs	$3,206,699	$2,086,517

Summary of maturities of operating lease liabilities

Years ending September 30,
2024 (3 months)	$945,167
2025	6,500,102
2026	5,077,875
2027	5,029,859
2028	4,830,545
Thereafter	7,352,924
Total lease payments	$29,736,472
Less: imputed interest	(15,171,555)
Carrying amount of lease liabilities	$14,564,917

Years ending September 30,
2024	$3,135,400
2025	2,639,884
2026	803,759
2027	584,468
2028	206,919
Thereafter	1,579,534
Total lease payments	$8,949,964
Less: imputed interest	(3,248,548)
Present value of lease liabilities	$5,701,416